Goodwill	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

8. Goodwill

The changes in the carrying amount of goodwill was as follows:

	As of
	March 31,	September 30,
	2025	2025
	RMB	RMB	US$
	(Audited)	(Unaudited)
Goodwill from Dazhika	708,942	708,942	99,584
Less: impairment	–	–	–
Goodwill	708,942	708,942	99,584

On November 1, 2024, the Company acquired 100% interests of Hangzhou Dazhika Technology Co., Ltd. (“Dazhika”) from third parties. Dazhika was engaged in providing information technology solutions services to connect consumers and merchants through its e-commercial platform in China. The total consideration was RMB910,000 (US$127,827). The fair value of identifiable net assets acquired was RMB201,058 (US$28,242), resulting in the recognition of RMB708,942 (US$99,584) of goodwill. There was no goodwill impairment loss recognized for the six months ended September 30, 2025 and 2024.

9. Goodwill

The changes in the carrying amount of goodwill was as follows:

	As of March 31,
	2024	2025
	RMB	RMB	US$
Goodwill from Dazhika	–	708,942	99,584
Less: impairment	–	–	–
Goodwill	–	708,942	99,584

On November 1, 2024, the Company acquired 100% interests of Hangzhou Dazhika Technology Co., Ltd. (“Dazhika”) from third parties. Dazhika was engaged in providing information technology solutions services to connect consumers and merchants through its e-commercial platform in China. The total consideration was RMB910,000 (US$127,827). The fair value of identifiable net assets acquired was RMB201,058 (US$28,242), resulting in the recognition of RMB708,942 (US$99,584) of goodwill. There was no goodwill impairment loss recognized for the year ended March 31, 2025.